Cover	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 09, 2026
Entity Registrant Name	AXOGEN, INC.
Entity Incorporation, State or Country Code	MN
Entity File Number	001-36046
Entity Tax Identification Number	41-1301878
Entity Address, Address Line One	13631 Progress Boulevard, Suite 400
Entity Address, City or Town	Alachua
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32615
City Area Code	386
Local Phone Number	462-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	AXGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000805928
Amendment Flag	false